SCHEDULE OF RECONCILIATION OF THE STATUTORY TAX RATE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Income tax rate in the Cayman Islands, permanent tax holiday	0.00%	0.00%	0.00%	0.00%
Income tax rate in the Cayman Islands, permanent tax holiday, amount
Japanese statutory tax rate	34.60%	34.60%	34.60%	34.60%
Japanese statutory tax rate, amount		¥ 29,121	¥ 17,007	¥ 80,075
Different tax rates in Japan and other jurisdiction	27.80%	27.80%	11.70%	3.70%
Different tax rates in Japan and other jurisdiction, amount		¥ 23,559	¥ 5,746	¥ 8,563
Effect of non-deductible expenses	10.30%	10.30%	9.40%	1.70%
Effect of non-deductible expenses, amount		¥ 8,693	¥ 4,610	¥ 3,934
Effect of tax losses not recognized	6.00%	6.00%	13.70%	0.70%
Effect of tax losses not recognized, amount		¥ 5,087	¥ 6,751	¥ 1,620
Effective income tax rate	78.70%	78.70%	69.40%	40.70%
Effective income tax rate, amount	$ 409	¥ 66,460	¥ 34,114	¥ 94,192